Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with

CREFI, the “Company”, as the engaging party), Citigroup Global Markets Inc., Morgan Stanley & Co, LLC, Morgan Stanley Bank, N.A. and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the GGP Commercial Mortgage Trust 2026-DALE, Commercial Mortgage Pass-Through Certificates, Series 2026-DALE securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, the issuer, or the Transaction have to the assets or collateral securing such assets or any obligations on
www.pwc.com/us	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

•	those assets or collateral securing such assets;
•	The value of the collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of August 1, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 28, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	GGP 2026-DALE Accounting Tape Final.xlsx (provided on July 28, 2026).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Seismic Report” refers to a draft or signed seismic report.
•	The phrase “Title Policy” refers to a signed or proforma title policy.
•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof.
•	The phrase “Reserve Guaranty” refers to a signed reserve guaranty agreement.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 9, 2026 through July 28, 2026, the Company provided us with the Source Documents related to the Collateral for which:

•	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);

•	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. These attributes are listed in Exhibit A as a “Company Provided Attribute”.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “Company Provided Attribute”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

July 28, 2026

Exhibits

Exhibit A – Loan File Procedures

Exhibit B – Recalculation Methodology

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
1	Property ID	Company Provided Attribute	None
2	Property Rank	Company Provided Attribute	None
3	Property Name	Company Provided Attribute	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Appraisal Report	None
12	Submarket	Appraisal Report	None
13	Year Built	Appraisal Report	None
14	Year Renovated	Appraisal Report	None
15	Total SF	Underwriting File	None
16	Total Collateral SF	Recalculated Attribute	None
17	Collateral Retail SF	Underwriting File	None
18	Collateral Office SF	Underwriting File	None
19	Unit of Measure	Appraisal Report	None
20	Collateral Occupancy (%)	Underwriting File	None
21	Occupancy % Including Non-Collateral SF	Underwriting File	None
22	Occupancy Date	Underwriting File	None
23	# of tenants	Underwriting File	None
24	WA Lease Expiration Date	Recalculated Attribute	None
25	WA Lease Term Remaining	Recalculated Attribute	None
26	Ownership Interest	Title Policy	None
27	Mortgage Loan Closing Date Balance	Loan Agreement	None

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
28	Mortgage Loan Closing Date Balance per SF	Recalculated Attribute	None
29	% of Mortgage Loan Closing Date Balance	Loan Agreement	None
30	Mortgage Loan Maturity Date Balance	Loan Agreement	None
31	Individual As-Is Appraised Value Date	Appraisal Report	None
32	Individual As-Is Appraised Value	Appraisal Report	None
33	Individual As-Is Appraised Value per SF	Recalculated Attribute	None
34	Engineering Report Provider	Engineering Report	None
35	Engineering Report Date	Engineering Report	None
36	Environmental Report Provider	Environmental Report	None
37	Environmental Report Date	Environmental Report	None
38	Phase II Required?	Environmental Report	None
39	Seismic Zone	Seismic Report	None
40	PML %	Seismic Report	None
41	Origination Date	Loan Agreement	None
42	Whole Loan Coupon	Company Provided Attribute	None
43	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
44	Amort Type	Loan Agreement	None
45	Mortgage Loan Monthly Debt Service Payment	Recalculated Attribute	None
46	Mortgage Loan Annual Debt Service Payment	Recalculated Attribute	None
47	Grace Period	Loan Agreement	None
48	First Loan Payment Date	Loan Agreement	None
49	Seasoning	Recalculated Attribute	None
50	Original Term to Maturity (Months)	Loan Agreement	None
51	Remaining Term to Maturity (Months)	Recalculated Attribute	None
52	Original Amortization Term (Months)	Company Provided Attribute	None
53	Remaining Amortization Term (Months)	Company Provided Attribute	None

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
54	Original IO Term (Months)	Loan Agreement	None
55	Remaining IO Term (Months)	Recalculated Attribute	None
56	Maturity Date	Loan Agreement	None
57	Lockbox	Loan Agreement	None
58	Cash Management Type	Loan Agreement	None
59	Cash Management Trigger	Loan Agreement	None
60	Administrative Fee Rate (%)	Fee Schedule	None
61	Prepayment Provision	Loan Agreement	None
62	Partial Release Allowed?	Loan Agreement	None
63	Property Release Description	Loan Agreement	None
64	Mortgage Loan Closing Date LTV (As-Is)	Recalculated Attribute	0.1%
65	Mortgage Loan Balloon LTV (As-is)	Recalculated Attribute	0.1%
66	Mortgage Loan UW NOI Debt Yield	Recalculated Attribute	0.1%
67	Mortgage Loan UW NCF Debt Yield	Recalculated Attribute	0.1%
68	Mortgage Loan UW NOI DSCR	Recalculated Attribute	0.1%
69	Mortgage Loan UW NCF DSCR	Recalculated Attribute	0.1%
70	Initial Tax Escrow	Loan Agreement	None
71	Ongoing Tax Escrow Monthly	Loan Agreement	None
72	Tax Escrow Springing Conditions	Loan Agreement	None
73	Initial Insurance Escrow	Loan Agreement	None
74	Ongoing Insurance Escrow Monthly	Loan Agreement	None
75	Insurance Escrow Springing Conditions	Loan Agreement	None
76	Initial Immediate Repairs Escrow	Loan Agreement	None
77	Initial CapEx Escrow	Loan Agreement	None
78	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
79	Cap Ex Escrow Springing Conditions	Loan Agreement	None
80	Initial TI/LC Escrow	Loan Agreement	None

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
81	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
82	TI/LC Escrow Springing Conditions	Loan Agreement	None
83	Initial Other Escrow	Loan Agreement, Reserve Guaranty	None
84	Ongoing Other Escrow Monthly	Loan Agreement	None
85	Ongoing Other Escrow Springing Condition	Loan Agreement	None
86	Other Escrow Description	Loan Agreement, Reserve Guaranty	None
87	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
88	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
89	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
90	Largest Tenant (by UW Gross Rent) % of NRA	Recalculated Attribute	0.1%
91	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
92	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
93	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
94	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
95	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
96	2nd Largest Tenant (by UW Gross Rent) % of NRA	Recalculated Attribute	0.1%
97	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
98	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
99	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
100	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
101	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
102	3rd Largest Tenant (by UW Gross Rent) % of NRA	Recalculated Attribute	0.1%
103	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
104	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
105	Base Rent 2019	Underwriting File	$1.00
106	Base Rent 2020	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
107	Base Rent 2021	Underwriting File	$1.00
108	Base Rent 2022	Underwriting File	$1.00
109	Base Rent 2023	Underwriting File	$1.00
110	Base Rent 2024	Underwriting File	$1.00
111	Base Rent 2025	Underwriting File	$1.00
112	Base Rent May 2026 TTM	Underwriting File	$1.00
113	Base Rent Sponsor 2026 Budget	Underwriting File	$1.00
114	Base Rent UW	Underwriting File	$1.00
115	Gross Up Vacant Space 2019	Underwriting File	$1.00
116	Gross Up Vacant Space 2020	Underwriting File	$1.00
117	Gross Up Vacant Space 2021	Underwriting File	$1.00
118	Gross Up Vacant Space 2022	Underwriting File	$1.00
119	Gross Up Vacant Space 2023	Underwriting File	$1.00
120	Gross Up Vacant Space 2024	Underwriting File	$1.00
121	Gross Up Vacant Space 2025	Underwriting File	$1.00
122	Gross Up Vacant Space May 2026 TTM	Underwriting File	$1.00
123	Gross Up Vacant Space Sponsor 2026 Budget	Underwriting File	$1.00
124	Gross Up Vacant Space UW	Underwriting File	$1.00
125	Rent Steps 2019	Underwriting File	$1.00
126	Rent Steps 2020	Underwriting File	$1.00
127	Rent Steps 2021	Underwriting File	$1.00
128	Rent Steps 2022	Underwriting File	$1.00
129	Rent Steps 2023	Underwriting File	$1.00
130	Rent Steps 2024	Underwriting File	$1.00
131	Rent Steps 2025	Underwriting File	$1.00
132	Rent Steps May 2026 TTM	Underwriting File	$1.00
133	Rent Steps Sponsor 2026 Budget	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
134	Rent Steps UW	Underwriting File	$1.00
135	Overage Rent 2019	Underwriting File	$1.00
136	Overage Rent 2020	Underwriting File	$1.00
137	Overage Rent 2021	Underwriting File	$1.00
138	Overage Rent 2022	Underwriting File	$1.00
139	Overage Rent 2023	Underwriting File	$1.00
140	Overage Rent 2024	Underwriting File	$1.00
141	Overage Rent 2025	Underwriting File	$1.00
142	Overage Rent May 2026 TTM	Underwriting File	$1.00
143	Overage Rent Sponsor 2026 Budget	Underwriting File	$1.00
144	Overage Rent UW	Underwriting File	$1.00
145	% in Lieu Rent 2019	Underwriting File	$1.00
146	% in Lieu Rent 2020	Underwriting File	$1.00
147	% in Lieu Rent 2021	Underwriting File	$1.00
148	% in Lieu Rent 2022	Underwriting File	$1.00
149	% in Lieu Rent 2023	Underwriting File	$1.00
150	% in Lieu Rent 2024	Underwriting File	$1.00
151	% in Lieu Rent 2025	Underwriting File	$1.00
152	% in Lieu Rent May 2026 TTM	Underwriting File	$1.00
153	% in Lieu Rent Sponsor 2026 Budget	Underwriting File	$1.00
154	% in Lieu Rent UW	Underwriting File	$1.00
155	Speciality Leasing/Other 2019	Underwriting File	$1.00
156	Speciality Leasing/Other 2020	Underwriting File	$1.00
157	Speciality Leasing/Other 2021	Underwriting File	$1.00
158	Speciality Leasing/Other 2022	Underwriting File	$1.00
159	Speciality Leasing/Other 2023	Underwriting File	$1.00
160	Speciality Leasing/Other 2024	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
161	Speciality Leasing/Other 2025	Underwriting File	$1.00
162	Speciality Leasing/Other May 2026 TTM	Underwriting File	$1.00
163	Speciality Leasing/Other Sponsor 2026 Budget	Underwriting File	$1.00
164	Speciality Leasing/Other UW	Underwriting File	$1.00
165	Total Rental Revenue 2019	Recalculated Attribute	$1.00
166	Total Rental Revenue 2020	Recalculated Attribute	$1.00
167	Total Rental Revenue 2021	Recalculated Attribute	$1.00
168	Total Rental Revenue 2022	Recalculated Attribute	$1.00
169	Total Rental Revenue 2023	Recalculated Attribute	$1.00
170	Total Rental Revenue 2024	Recalculated Attribute	$1.00
171	Total Rental Revenue 2025	Recalculated Attribute	$1.00
172	Total Rental Revenue May 2026 TTM	Recalculated Attribute	$1.00
173	Total Rental Revenue Sponsor 2026 Budget	Recalculated Attribute	$1.00
174	Total Rental Revenue UW	Recalculated Attribute	$1.00
175	CAM Reimbursements 2019	Underwriting File	$1.00
176	CAM Reimbursements 2020	Underwriting File	$1.00
177	CAM Reimbursements 2021	Underwriting File	$1.00
178	CAM Reimbursements 2022	Underwriting File	$1.00
179	CAM Reimbursements 2023	Underwriting File	$1.00
180	CAM Reimbursements 2024	Underwriting File	$1.00
181	CAM Reimbursements 2025	Underwriting File	$1.00
182	CAM Reimbursements May 2026 TTM	Underwriting File	$1.00
183	CAM Reimbursements Sponsor 2026 Budget	Underwriting File	$1.00
184	CAM Reimbursements UW	Underwriting File	$1.00
185	Tax Reimbursements 2019	Underwriting File	$1.00
186	Tax Reimbursements 2020	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
187	Tax Reimbursements 2021	Underwriting File	$1.00
188	Tax Reimbursements 2022	Underwriting File	$1.00
189	Tax Reimbursements 2023	Underwriting File	$1.00
190	Tax Reimbursements 2024	Underwriting File	$1.00
191	Tax Reimbursements 2025	Underwriting File	$1.00
192	Tax Reimbursements May 2026 TTM	Underwriting File	$1.00
193	Tax Reimbursements Sponsor 2026 Budget	Underwriting File	$1.00
194	Tax Reimbursements UW	Underwriting File	$1.00
195	Utility Reimbursements 2019	Underwriting File	$1.00
196	Utility Reimbursements 2020	Underwriting File	$1.00
197	Utility Reimbursements 2021	Underwriting File	$1.00
198	Utility Reimbursements 2022	Underwriting File	$1.00
199	Utility Reimbursements 2023	Underwriting File	$1.00
200	Utility Reimbursements 2024	Underwriting File	$1.00
201	Utility Reimbursements 2025	Underwriting File	$1.00
202	Utility Reimbursements May 2026 TTM	Underwriting File	$1.00
203	Utility Reimbursements Sponsor 2026 Budget	Underwriting File	$1.00
204	Utility Reimbursements UW	Underwriting File	$1.00
205	Total Reimbursements 2019	Recalculated Attribute	$1.00
206	Total Reimbursements 2020	Recalculated Attribute	$1.00
207	Total Reimbursements 2021	Recalculated Attribute	$1.00
208	Total Reimbursements 2022	Recalculated Attribute	$1.00
209	Total Reimbursements 2023	Recalculated Attribute	$1.00
210	Total Reimbursements 2024	Recalculated Attribute	$1.00
211	Total Reimbursements 2025	Recalculated Attribute	$1.00
212	Total Reimbursements May 2026 TTM	Recalculated Attribute	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
213	Total Reimbursements Sponsor 2026 Budget	Recalculated Attribute	$1.00
214	Total Reimbursements UW	Recalculated Attribute	$1.00
215	Vacancy 2019	Underwriting File	$1.00
216	Vacancy 2020	Underwriting File	$1.00
217	Vacancy 2021	Underwriting File	$1.00
218	Vacancy 2022	Underwriting File	$1.00
219	Vacancy 2023	Underwriting File	$1.00
220	Vacancy 2024	Underwriting File	$1.00
221	Vacancy 2025	Underwriting File	$1.00
222	Vacancy May 2026 TTM	Underwriting File	$1.00
223	Vacancy Sponsor 2026 Budget	Underwriting File	$1.00
224	Vacancy UW	Underwriting File	$1.00
225	Trash Pad, Parking and Other Income 2019	Underwriting File	$1.00
226	Trash Pad, Parking and Other Income 2020	Underwriting File	$1.00
227	Trash Pad, Parking and Other Income 2021	Underwriting File	$1.00
228	Trash Pad, Parking and Other Income 2022	Underwriting File	$1.00
229	Trash Pad, Parking and Other Income 2023	Underwriting File	$1.00
230	Trash Pad, Parking and Other Income 2024	Underwriting File	$1.00
231	Trash Pad, Parking and Other Income 2025	Underwriting File	$1.00
232	Trash Pad, Parking and Other Income May 2026 TTM	Underwriting File	$1.00
233	Trash Pad, Parking and Other Income Sponsor 2026 Budget	Underwriting File	$1.00
234	Trash Pad, Parking and Other Income UW	Underwriting File	$1.00
235	Total Other Income 2019	Recalculated Attribute	$1.00
236	Total Other Income 2020	Recalculated Attribute	$1.00
237	Total Other Income 2021	Recalculated Attribute	$1.00
238	Total Other Income 2022	Recalculated Attribute	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
239	Total Other Income 2023	Recalculated Attribute	$1.00
240	Total Other Income 2024	Recalculated Attribute	$1.00
241	Total Other Income 2025	Recalculated Attribute	$1.00
242	Total Other Income May 2026 TTM	Recalculated Attribute	$1.00
243	Total Other Income Sponsor 2026 Budget	Recalculated Attribute	$1.00
244	Total Other Income UW	Recalculated Attribute	$1.00
245	Effective Gross Income 2019	Recalculated Attribute	$1.00
246	Effective Gross Income 2020	Recalculated Attribute	$1.00
247	Effective Gross Income 2021	Recalculated Attribute	$1.00
248	Effective Gross Income 2022	Recalculated Attribute	$1.00
249	Effective Gross Income 2023	Recalculated Attribute	$1.00
250	Effective Gross Income 2024	Recalculated Attribute	$1.00
251	Effective Gross Income 2025	Recalculated Attribute	$1.00
252	Effective Gross Income May 2026 TTM	Recalculated Attribute	$1.00
253	Effective Gross Income Sponsor 2026 Budget	Recalculated Attribute	$1.00
254	Effective Gross Income UW	Recalculated Attribute	$1.00
255	Administration and Personnel 2019	Underwriting File	$1.00
256	Administration and Personnel 2020	Underwriting File	$1.00
257	Administration and Personnel 2021	Underwriting File	$1.00
258	Administration and Personnel 2022	Underwriting File	$1.00
259	Administration and Personnel 2023	Underwriting File	$1.00
260	Administration and Personnel 2024	Underwriting File	$1.00
261	Administration and Personnel 2025	Underwriting File	$1.00
262	Administration and Personnel May 2026 TTM	Underwriting File	$1.00
263	Administration and Personnel Sponsor 2026 Budget	Underwriting File	$1.00
264	Administration and Personnel UW	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
265	Repairs and Maintenance 2019	Underwriting File	$1.00
266	Repairs and Maintenance 2020	Underwriting File	$1.00
267	Repairs and Maintenance 2021	Underwriting File	$1.00
268	Repairs and Maintenance 2022	Underwriting File	$1.00
269	Repairs and Maintenance 2023	Underwriting File	$1.00
270	Repairs and Maintenance 2024	Underwriting File	$1.00
271	Repairs and Maintenance 2025	Underwriting File	$1.00
272	Repairs and Maintenance May 2026 TTM	Underwriting File	$1.00
273	Repairs and Maintenance Sponsor 2026 Budget	Underwriting File	$1.00
274	Repairs and Maintenance UW	Underwriting File	$1.00
275	Security 2019	Underwriting File	$1.00
276	Security 2020	Underwriting File	$1.00
277	Security 2021	Underwriting File	$1.00
278	Security 2022	Underwriting File	$1.00
279	Security 2023	Underwriting File	$1.00
280	Security 2024	Underwriting File	$1.00
281	Security 2025	Underwriting File	$1.00
282	Security May 2026 TTM	Underwriting File	$1.00
283	Security Sponsor 2026 Budget	Underwriting File	$1.00
284	Security UW	Underwriting File	$1.00
285	Cleaning 2019	Underwriting File	$1.00
286	Cleaning 2020	Underwriting File	$1.00
287	Cleaning 2021	Underwriting File	$1.00
288	Cleaning 2022	Underwriting File	$1.00
289	Cleaning 2023	Underwriting File	$1.00
290	Cleaning 2024	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
291	Cleaning 2025	Underwriting File	$1.00
292	Cleaning May 2026 TTM	Underwriting File	$1.00
293	Cleaning Sponsor 2026 Budget	Underwriting File	$1.00
294	Cleaning UW	Underwriting File	$1.00
295	Landscaping 2019	Underwriting File	$1.00
296	Landscaping 2020	Underwriting File	$1.00
297	Landscaping 2021	Underwriting File	$1.00
298	Landscaping 2022	Underwriting File	$1.00
299	Landscaping 2023	Underwriting File	$1.00
300	Landscaping 2024	Underwriting File	$1.00
301	Landscaping 2025	Underwriting File	$1.00
302	Landscaping May 2026 TTM	Underwriting File	$1.00
303	Landscaping Sponsor 2026 Budget	Underwriting File	$1.00
304	Landscaping UW	Underwriting File	$1.00
305	Marketing Expense 2019	Underwriting File	$1.00
306	Marketing Expense 2020	Underwriting File	$1.00
307	Marketing Expense 2021	Underwriting File	$1.00
308	Marketing Expense 2022	Underwriting File	$1.00
309	Marketing Expense 2023	Underwriting File	$1.00
310	Marketing Expense 2024	Underwriting File	$1.00
311	Marketing Expense 2025	Underwriting File	$1.00
312	Marketing Expense May 2026 TTM	Underwriting File	$1.00
313	Marketing Expense Sponsor 2026 Budget	Underwriting File	$1.00
314	Marketing Expense UW	Underwriting File	$1.00
315	Utilities and HVAC 2019	Underwriting File	$1.00
316	Utilities and HVAC 2020	Underwriting File	$1.00
317	Utilities and HVAC 2021	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
318	Utilities and HVAC 2022	Underwriting File	$1.00
319	Utilities and HVAC 2023	Underwriting File	$1.00
320	Utilities and HVAC 2024	Underwriting File	$1.00
321	Utilities and HVAC 2025	Underwriting File	$1.00
322	Utilities and HVAC May 2026 TTM	Underwriting File	$1.00
323	Utilities and HVAC Sponsor 2026 Budget	Underwriting File	$1.00
324	Utilities and HVAC UW	Underwriting File	$1.00
325	Insurance 2019	Underwriting File	$1.00
326	Insurance 2020	Underwriting File	$1.00
327	Insurance 2021	Underwriting File	$1.00
328	Insurance 2022	Underwriting File	$1.00
329	Insurance 2023	Underwriting File	$1.00
330	Insurance 2024	Underwriting File	$1.00
331	Insurance 2025	Underwriting File	$1.00
332	Insurance May 2026 TTM	Underwriting File	$1.00
333	Insurance Sponsor 2026 Budget	Underwriting File	$1.00
334	Insurance UW	Underwriting File	$1.00
335	Real Estate Tax 2019	Underwriting File	$1.00
336	Real Estate Tax 2020	Underwriting File	$1.00
337	Real Estate Tax 2021	Underwriting File	$1.00
338	Real Estate Tax 2022	Underwriting File	$1.00
339	Real Estate Tax 2023	Underwriting File	$1.00
340	Real Estate Tax 2024	Underwriting File	$1.00
341	Real Estate Tax 2025	Underwriting File	$1.00
342	Real Estate Tax May 2026 TTM	Underwriting File	$1.00
343	Real Estate Tax Sponsor 2026 Budget	Underwriting File	$1.00
344	Real Estate Tax UW	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
345	Ground Rent Expense 2019	Underwriting File	$1.00
346	Ground Rent Expense 2020	Underwriting File	$1.00
347	Ground Rent Expense 2021	Underwriting File	$1.00
348	Ground Rent Expense 2022	Underwriting File	$1.00
349	Ground Rent Expense 2023	Underwriting File	$1.00
350	Ground Rent Expense 2024	Underwriting File	$1.00
351	Ground Rent Expense 2025	Underwriting File	$1.00
352	Ground Rent Expense May 2026 TTM	Underwriting File	$1.00
353	Ground Rent Expense Sponsor 2026 Budget	Underwriting File	$1.00
354	Ground Rent Expense UW	Underwriting File	$1.00
355	Other 2019	Underwriting File	$1.00
356	Other 2020	Underwriting File	$1.00
357	Other 2021	Underwriting File	$1.00
358	Other 2022	Underwriting File	$1.00
359	Other 2023	Underwriting File	$1.00
360	Other 2024	Underwriting File	$1.00
361	Other 2025	Underwriting File	$1.00
362	Other May 2026 TTM	Underwriting File	$1.00
363	Other Sponsor 2026 Budget	Underwriting File	$1.00
364	Other UW	Underwriting File	$1.00
365	Bad Debt 2019	Underwriting File	$1.00
366	Bad Debt 2020	Underwriting File	$1.00
367	Bad Debt 2021	Underwriting File	$1.00
368	Bad Debt 2022	Underwriting File	$1.00
369	Bad Debt 2023	Underwriting File	$1.00
370	Bad Debt 2024	Underwriting File	$1.00
371	Bad Debt 2025	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
372	Bad Debt May 2026 TTM	Underwriting File	$1.00
373	Bad Debt Sponsor 2026 Budget	Underwriting File	$1.00
374	Bad Debt UW	Underwriting File	$1.00
375	Management Fee 2019	Underwriting File	$1.00
376	Management Fee 2020	Underwriting File	$1.00
377	Management Fee 2021	Underwriting File	$1.00
378	Management Fee 2022	Underwriting File	$1.00
379	Management Fee 2023	Underwriting File	$1.00
380	Management Fee 2024	Underwriting File	$1.00
381	Management Fee 2025	Underwriting File	$1.00
382	Management Fee May 2026 TTM	Underwriting File	$1.00
383	Management Fee Sponsor 2026 Budget	Underwriting File	$1.00
384	Management Fee UW	Underwriting File	$1.00
385	Total Operating Expenses 2019	Recalculated Attribute	$1.00
386	Total Operating Expenses 2020	Recalculated Attribute	$1.00
387	Total Operating Expenses 2021	Recalculated Attribute	$1.00
388	Total Operating Expenses 2022	Recalculated Attribute	$1.00
389	Total Operating Expenses 2023	Recalculated Attribute	$1.00
390	Total Operating Expenses 2024	Recalculated Attribute	$1.00
391	Total Operating Expenses 2025	Recalculated Attribute	$1.00
392	Total Operating Expenses May 2026 TTM	Recalculated Attribute	$1.00
393	Total Operating Expenses Sponsor 2026 Budget	Recalculated Attribute	$1.00
394	Total Operating Expenses UW	Recalculated Attribute	$1.00
395	Net Operating Income 2019	Recalculated Attribute	$1.00
396	Net Operating Income 2020	Recalculated Attribute	$1.00
397	Net Operating Income 2021	Recalculated Attribute	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
398	Net Operating Income 2022	Recalculated Attribute	$1.00
399	Net Operating Income 2023	Recalculated Attribute	$1.00
400	Net Operating Income 2024	Recalculated Attribute	$1.00
401	Net Operating Income 2025	Recalculated Attribute	$1.00
402	Net Operating Income May 2026 TTM	Recalculated Attribute	$1.00
403	Net Operating Income Sponsor 2026 Budget	Recalculated Attribute	$1.00
404	Net Operating Income UW	Recalculated Attribute	$1.00
405	Replacement Reserves 2019	Underwriting File	$1.00
406	Replacement Reserves 2020	Underwriting File	$1.00
407	Replacement Reserves 2021	Underwriting File	$1.00
408	Replacement Reserves 2022	Underwriting File	$1.00
409	Replacement Reserves 2023	Underwriting File	$1.00
410	Replacement Reserves 2024	Underwriting File	$1.00
411	Replacement Reserves 2025	Underwriting File	$1.00
412	Replacement Reserves May 2026 TTM	Underwriting File	$1.00
413	Replacement Reserves Sponsor 2026 Budget	Underwriting File	$1.00
414	Replacement Reserves UW	Underwriting File	$1.00
415	Tenant Improvements 2019	Underwriting File	$1.00
416	Tenant Improvements 2020	Underwriting File	$1.00
417	Tenant Improvements 2021	Underwriting File	$1.00
418	Tenant Improvements 2022	Underwriting File	$1.00
419	Tenant Improvements 2023	Underwriting File	$1.00
420	Tenant Improvements 2024	Underwriting File	$1.00
421	Tenant Improvements 2025	Underwriting File	$1.00
422	Tenant Improvements May 2026 TTM	Underwriting File	$1.00
423	Tenant Improvements Sponsor 2026 Budget	Underwriting File	$1.00

GGP 2026-DALE	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document	Tolerance Levels
424	Tenant Improvements UW	Underwriting File	$1.00
425	Leasing Commissions 2019	Underwriting File	$1.00
426	Leasing Commissions 2020	Underwriting File	$1.00
427	Leasing Commissions 2021	Underwriting File	$1.00
428	Leasing Commissions 2022	Underwriting File	$1.00
429	Leasing Commissions 2023	Underwriting File	$1.00
430	Leasing Commissions 2024	Underwriting File	$1.00
431	Leasing Commissions 2025	Underwriting File	$1.00
432	Leasing Commissions May 2026 TTM	Underwriting File	$1.00
433	Leasing Commissions Sponsor 2026 Budget	Underwriting File	$1.00
434	Leasing Commissions UW	Underwriting File	$1.00
435	Net Cash Flow 2019	Recalculated Attribute	$1.00
436	Net Cash Flow 2020	Recalculated Attribute	$1.00
437	Net Cash Flow 2021	Recalculated Attribute	$1.00
438	Net Cash Flow 2022	Recalculated Attribute	$1.00
439	Net Cash Flow 2023	Recalculated Attribute	$1.00
440	Net Cash Flow 2024	Recalculated Attribute	$1.00
441	Net Cash Flow 2025	Recalculated Attribute	$1.00
442	Net Cash Flow May 2026 TTM	Recalculated Attribute	$1.00
443	Net Cash Flow Sponsor 2026 Budget	Recalculated Attribute	$1.00
444	Net Cash Flow UW	Recalculated Attribute	$1.00

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
16	Total Collateral SF	Sum of (i) Collateral Retail SF and (ii) Collateral Office SF.
24	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each collateral tenant at the Mortgaged Property is multiplied by the corresponding underwritten gross rent. Such amounts are summed and divided by the aggregate underwritten gross rent of the collateral tenants at the Mortgaged Property.
25	WA Lease Term Remaining	Quotient of the count of (i) the number of days between the Cut-off Date and the WA Lease Expiration Date and (ii) 365.
28	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Collateral SF.
33	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Collateral SF.
45	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
46	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Whole Loan Coupon and (iii) the applicable Interest Calculation factor.
49	Seasoning	Count of the number of monthly payment dates from, and inclusive of, (i) First Loan Payment Date through and including (ii) the Cut-off Date.
51	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
55	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning, with a minimum value of zero.
64	Mortgage Loan Closing Date LTV (As-Is)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Is Appraised Value.
65	Mortgage Loan Balloon LTV (As-is)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual As-Is Appraised Value.

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
66	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
67	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
68	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment.
69	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment.
90	Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) Largest Tenant (by UW Gross Rent) NRA and (ii) Total Collateral SF.
96	2nd Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) 2nd Largest Tenant (by UW Gross Rent) NRA and (ii) Total Collateral SF.
102	3rd Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) 3rd Largest Tenant (by UW Gross Rent) NRA and (ii) Total Collateral SF.
165	Total Rental Revenue 2019	Sum of (i) Base Rent 2019, (ii) Gross Up Vacant Space 2019, (iii) Rent Steps 2019, (iv) Overage Rent 2019, (v) % in Lieu Rent 2019 and (vi) Specialty Leasing/Other 2019.
166	Total Rental Revenue 2020	Sum of (i) Base Rent 2020, (ii) Gross Up Vacant Space 2020, (iii) Rent Steps 2020, (iv) Overage Rent 2020, (v) % in Lieu Rent 2020 and (vi) Specialty Leasing/Other 2020.
167	Total Rental Revenue 2021	Sum of (i) Base Rent 2021, (ii) Gross Up Vacant Space 2021, (iii) Rent Steps 2021, (iv) Overage Rent 2021, (v) % in Lieu Rent 2021 and (vi) Specialty Leasing/Other 2021.
168	Total Rental Revenue 2022	Sum of (i) Base Rent 2022, (ii) Gross Up Vacant Space 2022, (iii) Rent Steps 2022, (iv) Overage Rent 2022, (v) % in Lieu Rent 2022 and (vi) Specialty Leasing/Other 2022.
169	Total Rental Revenue 2023	Sum of (i) Base Rent 2023, (ii) Gross Up Vacant Space 2023, (iii) Rent Steps 2023, (iv) Overage Rent 2023, (v) % in Lieu Rent 2023 and (vi) Specialty Leasing/Other 2023.
170	Total Rental Revenue 2024	Sum of (i) Base Rent 2024, (ii) Gross Up Vacant Space 2024, (iii) Rent Steps 2024, (iv) Overage Rent 2024, (v) % in Lieu Rent 2024 and (vi) Specialty Leasing/Other 2024.

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
171	Total Rental Revenue 2025	Sum of (i) Base Rent 2025, (ii) Gross Up Vacant Space 2025, (iii) Rent Steps 2025, (iv) Overage Rent 2025, (v) % in Lieu Rent 2025 and (vi) Specialty Leasing/Other 2025.
172	Total Rental Revenue May 2026 TTM	Sum of (i) Base Rent May 2026 TTM, (ii) Gross Up Vacant Space May 2026 TTM, (iii) Rent Steps May 2026 TTM, (iv) Overage Rent May 2026 TTM, (v) % in Lieu Rent May 2026 TTM and (vi) Specialty Leasing/Other May 2026 TTM.
173	Total Rental Revenue Sponsor 2026 Budget	Sum of (i) Base Rent Sponsor 2026 Budget, (ii) Gross Up Vacant Space Sponsor 2026 Budget, (iii) Rent Steps Sponsor 2026 Budget, (iv) Overage Rent Sponsor 2026 Budget, (v) % in Lieu Rent Sponsor 2026 Budget and (vi) Specialty Leasing/Other Sponsor 2026 Budget.
174	Total Rental Revenue UW	Sum of (i) Base Rent UW, (ii) Gross Up Vacant Space UW, (iii) Rent Steps UW, (iv) Overage Rent UW, (v) % in Lieu Rent UW and (vi) Specialty Leasing/Other UW.
205	Total Reimbursements 2019	Sum of (i) CAM Reimbursements 2019, (ii) Tax Reimbursements 2019 and (iii) Utility Reimbursements 2019.
206	Total Reimbursements 2020	Sum of (i) CAM Reimbursements 2020, (ii) Tax Reimbursements 2020 and (iii) Utility Reimbursements 2020.
207	Total Reimbursements 2021	Sum of (i) CAM Reimbursements 2021, (ii) Tax Reimbursements 2021 and (iii) Utility Reimbursements 2021.
208	Total Reimbursements 2022	Sum of (i) CAM Reimbursements 2022, (ii) Tax Reimbursements 2022 and (iii) Utility Reimbursements 2022.
209	Total Reimbursements 2023	Sum of (i) CAM Reimbursements 2023, (ii) Tax Reimbursements 2023 and (iii) Utility Reimbursements 2023.
210	Total Reimbursements 2024	Sum of (i) CAM Reimbursements 2024, (ii) Tax Reimbursements 2024 and (iii) Utility Reimbursements 2024.
211	Total Reimbursements 2025	Sum of (i) CAM Reimbursements 2025, (ii) Tax Reimbursements 2025 and (iii) Utility Reimbursements 2025.
212	Total Reimbursements May 2026 TTM	Sum of (i) CAM Reimbursements May 2026 TTM, (ii) Tax Reimbursements May 2026 TTM and (iii) Utility Reimbursements May 2026 TTM.

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
213	Total Reimbursements Sponsor 2026 Budget	Sum of (i) CAM Reimbursements Sponsor 2026 Budget, (ii) Tax Reimbursements Sponsor 2026 Budget and (iii) Utility Reimbursements Sponsor 2026 Budget.
214	Total Reimbursements UW	Sum of (i) CAM Reimbursements UW, (ii) Tax Reimbursements UW and (iii) Utility Reimbursements UW.
235	Total Other Income 2019	Sum of (i) Vacancy 2019 and (ii) Trash Pad, Parking and Other Income 2019.
236	Total Other Income 2020	Sum of (i) Vacancy 2020 and (ii) Trash Pad, Parking and Other Income 2020.
237	Total Other Income 2021	Sum of (i) Vacancy 2021 and (ii) Trash Pad, Parking and Other Income 2021.
238	Total Other Income 2022	Sum of (i) Vacancy 2022 and (ii) Trash Pad, Parking and Other Income 2022.
239	Total Other Income 2023	Sum of (i) Vacancy 2023 and (ii) Trash Pad, Parking and Other Income 2023.
240	Total Other Income 2024	Sum of (i) Vacancy 2024 and (ii) Trash Pad, Parking and Other Income 2024.
241	Total Other Income 2025	Sum of (i) Vacancy 2025 and (ii) Trash Pad, Parking and Other Income 2025.
242	Total Other Income May 2026 TTM	Sum of (i) Vacancy May 2026 TTM and (ii) Trash Pad, Parking and Other Income May 2026 TTM.
243	Total Other Income Sponsor 2026 Budget	Sum of (i) Vacancy Sponsor 2026 Budget and (ii) Trash Pad, Parking and Other Income Sponsor 2026 Budget.
244	Total Other Income UW	Sum of (i) Vacancy UW and (ii) Trash Pad, Parking and Other Income UW.
245	Effective Gross Income 2019	Sum of (i) Vacancy 2019 and (ii) Trash Pad, Parking and Other Income 2019.
246	Effective Gross Income 2020	Sum of (i) Vacancy 2020 and (ii) Trash Pad, Parking and Other Income 2020.
247	Effective Gross Income 2021	Sum of (i) Vacancy 2021 and (ii) Trash Pad, Parking and Other Income 2021.
248	Effective Gross Income 2022	Sum of (i) Vacancy 2022 and (ii) Trash Pad, Parking and Other Income 2022.
249	Effective Gross Income 2023	Sum of (i) Vacancy 2023 and (ii) Trash Pad, Parking and Other Income 2023.
250	Effective Gross Income 2024	Sum of (i) Vacancy 2024 and (ii) Trash Pad, Parking and Other Income 2024.
251	Effective Gross Income 2025	Sum of (i) Vacancy 2025 and (ii) Trash Pad, Parking and Other Income 2025.

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
252	Effective Gross Income May 2026 TTM	Sum of (i) Vacancy May 2026 TTM and (ii) Trash Pad, Parking and Other Income May 2026 TTM.
253	Effective Gross Income Sponsor 2026 Budget	Sum of (i) Vacancy Sponsor 2026 Budget and (ii) Trash Pad, Parking and Other Income Sponsor 2026 Budget.
254	Effective Gross Income UW	Sum of (i) Vacancy UW and (ii) Trash Pad, Parking and Other Income UW.
385	Total Operating Expenses 2019	Sum of (i) Administration and Personnel 2019, (ii) Repairs and Maintenance 2019, (iii) Security 2019, (iv) Cleaning 2019, (v) Landscaping 2019, (vi) Marketing Expense 2019, (vii) Utilities and HVAC 2019, (viii) Insurance 2019, (ix) Real Estate Tax 2019, (x) Ground Rent Expense 2019, (xi) Other 2019, (xii) Bad Debt 2019 and (xiii) Management Fee 2019.
386	Total Operating Expenses 2020	Sum of (i) Administration and Personnel 2020, (ii) Repairs and Maintenance 2020, (iii) Security 2020, (iv) Cleaning 2020, (v) Landscaping 2020, (vi) Marketing Expense 2020, (vii) Utilities and HVAC 2020, (viii) Insurance 2020, (ix) Real Estate Tax 2020, (x) Ground Rent Expense 2020, (xi) Other 2020, (xii) Bad Debt 2020 and (xiii) Management Fee 2020.
387	Total Operating Expenses 2021	Sum of (i) Administration and Personnel 2021, (ii) Repairs and Maintenance 2021, (iii) Security 2021, (iv) Cleaning 2021, (v) Landscaping 2021, (vi) Marketing Expense 2021, (vii) Utilities and HVAC 2021, (viii) Insurance 2021, (ix) Real Estate Tax 2021, (x) Ground Rent Expense 2021, (xi) Other 2021, (xii) Bad Debt 2021 and (xiii) Management Fee 2021.
388	Total Operating Expenses 2022	Sum of (i) Administration and Personnel 2022, (ii) Repairs and Maintenance 2022, (iii) Security 2022, (iv) Cleaning 2022, (v) Landscaping 2022, (vi) Marketing Expense 2022, (vii) Utilities and HVAC 2022, (viii) Insurance 2022, (ix) Real Estate Tax 2022, (x) Ground Rent Expense 2022, (xi) Other 2022, (xii) Bad Debt 2022 and (xiii) Management Fee 2022.

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
389	Total Operating Expenses 2023	Sum of (i) Administration and Personnel 2023, (ii) Repairs and Maintenance 2023, (iii) Security 2023, (iv) Cleaning 2023, (v) Landscaping 2023, (vi) Marketing Expense 2023, (vii) Utilities and HVAC 2023, (viii) Insurance 2023, (ix) Real Estate Tax 2023, (x) Ground Rent Expense 2023, (xi) Other 2023, (xii) Bad Debt 2023 and (xiii) Management Fee 2023.
390	Total Operating Expenses 2024	Sum of (i) Administration and Personnel 2024, (ii) Repairs and Maintenance 2024, (iii) Security 2024, (iv) Cleaning 2024, (v) Landscaping 2024, (vi) Marketing Expense 2024, (vii) Utilities and HVAC 2024, (viii) Insurance 2024, (ix) Real Estate Tax 2024, (x) Ground Rent Expense 2024, (xi) Other 2024, (xii) Bad Debt 2024 and (xiii) Management Fee 2024.
391	Total Operating Expenses 2025	Sum of (i) Administration and Personnel 2025, (ii) Repairs and Maintenance 2025, (iii) Security 2025, (iv) Cleaning 2025, (v) Landscaping 2025, (vi) Marketing Expense 2025, (vii) Utilities and HVAC 2025, (viii) Insurance 2025, (ix) Real Estate Tax 2025, (x) Ground Rent Expense 2025, (xi) Other 2025, (xii) Bad Debt 2025 and (xiii) Management Fee 2025.
392	Total Operating Expenses May 2026 TTM	Sum of (i) Administration and Personnel May 2026 TTM, (ii) Repairs and Maintenance May 2026 TTM, (iii) Security May 2026 TTM, (iv) Cleaning May 2026 TTM, (v) Landscaping May 2026 TTM, (vi) Marketing Expense May 2026 TTM, (vii) Utilities and HVAC May 2026 TTM, (viii) Insurance May 2026 TTM, (ix) Real Estate Tax May 2026 TTM, (x) Ground Rent Expense May 2026 TTM, (xi) Other May 2026 TTM, (xii) Bad Debt May 2026 TTM and (xiii) Management Fee May 2026 TTM.

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
393	Total Operating Expenses Sponsor 2026 Budget	Sum of (i) Administration and Personnel Sponsor 2026 Budget, (ii) Repairs and Maintenance Sponsor 2026 Budget, (iii) Security Sponsor 2026 Budget, (iv) Cleaning Sponsor 2026 Budget, (v) Landscaping Sponsor 2026 Budget, (vi) Marketing Expense Sponsor 2026 Budget, (vii) Utilities and HVAC Sponsor 2026 Budget, (viii) Insurance Sponsor 2026 Budget, (ix) Real Estate Tax Sponsor 2026 Budget, (x) Ground Rent Expense Sponsor 2026 Budget, (xi) Other Sponsor 2026 Budget, (xii) Bad Debt Sponsor 2026 Budget and (xiii) Management Fee Sponsor 2026 Budget.
394	Total Operating Expenses UW	Sum of (i) Administration and Personnel UW, (ii) Repairs and Maintenance UW, (iii) Security UW, (iv) Cleaning UW, (v) Landscaping UW, (vi) Marketing Expense UW, (vii) Utilities and HVAC UW, (viii) Insurance UW, (ix) Real Estate Tax UW, (x) Ground Rent Expense UW, (xi) Other UW, (xii) Bad Debt UW and (xiii) Management Fee UW.
395	Net Operating Income 2019	Difference between (i) Effective Gross Income 2019 and (ii) Total Operating Expenses 2019.
396	Net Operating Income 2020	Difference between (i) Effective Gross Income 2020 and (ii) Total Operating Expenses 2020.
397	Net Operating Income 2021	Difference between (i) Effective Gross Income 2021 and (ii) Total Operating Expenses 2021.
398	Net Operating Income 2022	Difference between (i) Effective Gross Income 2022 and (ii) Total Operating Expenses 2022.
399	Net Operating Income 2023	Difference between (i) Effective Gross Income 2023 and (ii) Total Operating Expenses 2023.
400	Net Operating Income 2024	Difference between (i) Effective Gross Income 2024 and (ii) Total Operating Expenses 2024.
401	Net Operating Income 2025	Difference between (i) Effective Gross Income 2025 and (ii) Total Operating Expenses 2025.

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
402	Net Operating Income May 2026 TTM	Difference between (i) Effective Gross Income May 2026 TTM and (ii) Total Operating Expenses May 2026 TTM.
403	Net Operating Income Sponsor 2026 Budget	Difference between (i) Effective Gross Income Sponsor 2026 Budget and (ii) Total Operating Expenses Sponsor 2026 Budget.
404	Net Operating Income UW	Difference between (i) Effective Gross Income UW and (ii) Total Operating Expenses UW.
435	Net Cash Flow 2019	Difference between (i) Net Operating Income 2019 and (ii) the sum of Replacement Reserves 2019, Tenant Improvements 2019 and Leasing Commissions 2019.
436	Net Cash Flow 2020	Difference between (i) Net Operating Income 2020 and (ii) the sum of Replacement Reserves 2020, Tenant Improvements 2020 and Leasing Commissions 2020.
437	Net Cash Flow 2021	Difference between (i) Net Operating Income 2021 and (ii) the sum of Replacement Reserves 2021, Tenant Improvements 2021 and Leasing Commissions 2021.
438	Net Cash Flow 2022	Difference between (i) Net Operating Income 2022 and (ii) the sum of Replacement Reserves 2022, Tenant Improvements 2022 and Leasing Commissions 2022.
439	Net Cash Flow 2023	Difference between (i) Net Operating Income 2023 and (ii) the sum of Replacement Reserves 2023, Tenant Improvements 2023 and Leasing Commissions 2023.
440	Net Cash Flow 2024	Difference between (i) Net Operating Income 2024 and (ii) the sum of Replacement Reserves 2024, Tenant Improvements 2024 and Leasing Commissions 2024.
441	Net Cash Flow 2025	Difference between (i) Net Operating Income 2025 and (ii) the sum of Replacement Reserves 2025, Tenant Improvements 2025 and Leasing Commissions 2025.
442	Net Cash Flow May 2026 TTM	Difference between (i) Net Operating Income May 2026 TTM and (ii) the sum of Replacement Reserves May 2026 TTM, Tenant Improvements May 2026 TTM and Leasing Commissions May 2026 TTM.

GGP 2026-DALE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
443	Net Cash Flow Sponsor 2026 Budget	Difference between (i) Net Operating Income Sponsor 2026 Budget and (ii) the sum of Replacement Reserves Sponsor 2026 Budget, Tenant Improvements Sponsor 2026 Budget and Leasing Commissions Sponsor 2026 Budget.
444	Net Cash Flow UW	Difference between (i) Net Operating Income UW and (ii) the sum of Replacement Reserves UW, Tenant Improvements UW and Leasing Commissions UW.